Class K [Member] Expense Example - Class K - BlackRock Global Equity Market Neutral Fund - Class K	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	$ 1,577